Preferred stock (Details) - Schedule of preferred stock authorized, issued and outstanding - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Preferred stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	127,785,195	26,316,129
Shares Issued	106,949,326	19,248,537
Liquidation Preference (in Dollars per share)	$ 1,582,562	$ 284,826
Carrying Value (in Dollars)	$ 279,503	$ 279,503
Series A Preferred Stock [Member]
Preferred stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	19,106,048	3,438,670
Shares Issued	19,106,048	3,438,670
Liquidation Preference (in Dollars per share)	$ 28,239	$ 5,082
Carrying Value (in Dollars)	$ 4,967	$ 4,967
Series B Preferred Stock [Member]
Preferred stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	33,702,134	6,065,646
Shares Issued	33,702,134	6,065,646
Liquidation Preference (in Dollars per share)	$ 66,360	$ 11,943
Carrying Value (in Dollars)	$ 11,038	$ 11,038
Series C Preferred Stock [Member]
Preferred stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	5,687,525	1,041,607
Shares Issued	5,687,525	1,023,631
Liquidation Preference (in Dollars per share)	$ 38,163	$ 6,869
Carrying Value (in Dollars)	$ 11,837	$ 11,837
Series C-1 Preferred Stock [Member]
Preferred stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	4,436,090	798,399
Shares Issued	4,436,090	798,399
Liquidation Preference (in Dollars per share)	$ 89,298	$ 16,072
Carrying Value (in Dollars)	$ 16,061	$ 16,061
Series D Preferred Stock [Member]
Preferred stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	20,258,299	3,646,050
Shares Issued	20,258,299	3,646,050
Liquidation Preference (in Dollars per share)	$ 527,992	$ 95,027
Carrying Value (in Dollars)	$ 85,648	$ 85,648
Series D-1 Preferred Stock [Member]
Preferred stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	8,418,535	1,515,152
Shares Issued	8,418,535	1,515,152
Liquidation Preference (in Dollars per share)	$ 277,812	$ 50,000
Carrying Value (in Dollars)	$ 49,957	$ 49,957
Series D-2 Preferred Stock [Member]
Preferred stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	8,418,530	1,515,151
Shares Issued	8,418,530	1,515,151
Liquidation Preference (in Dollars per share)	$ 277,811	$ 50,000
Carrying Value (in Dollars)	$ 49,949	$ 49,949
Series D-3 Preferred Stock [Member]
Preferred stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	6,922,165	3,750,000
Shares Issued	6,922,165	1,245,838
Liquidation Preference (in Dollars per share)	$ 276,887	$ 49,834
Carrying Value (in Dollars)	$ 50,046	$ 50,046
Series D-3A Preferred Stock [Member]
Preferred stock (Details) - Schedule of preferred stock authorized, issued and outstanding [Line Items]
Shares Authorized	20,835,869	4,545,454
Shares Issued
Liquidation Preference (in Dollars per share)
Carrying Value (in Dollars)